GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the year	¥ 25,710		¥ 60,353
Goodwill recognized during the year			960
Goodwill disposed during the year	(3,803)		(290)
Goodwill, Impairment Loss			(35,313)
Balance at the end of the year	21,907	$ 3,438	25,710
K-12 Schools
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the year	25,710		25,710
Goodwill disposed during the year	(3,803)
Balance at the end of the year	21,907		25,710
CP&CE Programs
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the year			34,643
Goodwill recognized during the year			960
Goodwill disposed during the year	0		(290)
Goodwill, Impairment Loss			¥ (35,313)
Balance at the end of the year	¥ 0